Capital Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2015
Class of Stock [Line Items]
Preferred stock, shares authorized	100,000,000				100,000,000	100,000,000
Preferred stock, par value	$ 0.01				$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000				300,000,000	300,000,000
Preferred stock, shares issued	0				0	0
Preferred Stock, shares outstanding	0				0	0
Dividend rate								$ 0.12
Common Stock, Conversion Basis					Shares of the Company’s Class A common stock are not convertible into any other shares of the Company’s capital stock. Each share of Class B common stock is convertible at any time at the option of the holder thereof into one share of Class A common stock. Upon any transfer of shares of Class B common stock to a holder other than Teekay (or any of its affiliates or any successor to Teekay’s business or to all or substantially all of its assets), such shares of Class B common stock shall automatically convert into Class A common stock upon such transfer.
Stock based compensation expense					$ 692	$ 1,233	$ 657
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Restricted stock units vested					351,096	122,146
Market value of restricted stock units					$ 2,300	$ 600
Equity Option [Member]
Class of Stock [Line Items]
Stock options granted during period, value					58,434	263,175
Exercise price of stock options granted					$ 5.39	$ 4.16
Unrecognized compensation cost related to non-vested stock options granted	$ 200				$ 200	$ 100	0
Stock based compensation expense					100	200	0
Intrinsic value of outstanding in-the-money stock options	800				800	200
Intrinsic value of exercisable stock options	$ 500				$ 500	$ 100
Weighted-average remaining life of options vested and expected to vest					8 years 7 months 6 days	9 years 2 months 12 days
Exercisable stock options with weighted-average remaining life					8 years 2 months 12 days	9 years 2 months 12 days
Exercisable stock options	188,920				188,920	152,346
Weighted-average exercise price	$ 4.13				$ 4.13	$ 4.10
Equity Option [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Stock based compensation expense					$ 1,400	$ 1,200	700
Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	200,000,000				200,000,000	200,000,000
Common stock, par value	$ 0.01				$ 0.01	$ 0.01
Voting rights per share					One vote per share
Common stock, shares issued	132,800,000				132,800,000	95,300,000
Common stock, shares outstanding	132,800,000				132,800,000	95,300,000
Class A [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued					201,564	68,322
Class A [Member] | 2007 Long-Term Incentive Plan [Member]
Class of Stock [Line Items]
Common stock, shares reserved for issuance upon awards to be granted	4,000,000				4,000,000	4,000,000
Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000				100,000,000	100,000,000
Common stock, par value	$ 0.01				$ 0.01	$ 0.01
Voting rights per share					Five votes per share
Maximum percentage of voting power					49.00%
Common stock, shares issued	23,200,000				23,200,000	16,700,000
Common stock, shares outstanding	23,200,000				23,200,000	16,700,000
Common stock conversion feature					In addition, all shares of Class B common stock will automatically convert into shares of Class A common stock if the aggregate number of outstanding shares of Class A common stock and Class B common stock beneficially owned by Teekay and its affiliates falls below 15% of the aggregate number of outstanding shares of common stock. All such conversions will be effected on a one-for-one basis.
General and Administrative Expense [Member]
Class of Stock [Line Items]
Share-based compensation expense recorded in general and administrative expenses					$ 300	$ 100	$ 400
Officer [Member] | 2007 Long-Term Incentive Plan [Member] | Subsidiaries Employees [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Common stock, granted					200,000	600,000
Vesting period					3 years	3 years
Restricted stock units aggregate value, granted					$ 1,000	$ 2,300
Officer [Member] | Equity Option [Member] | 2007 Long-Term Incentive Plan [Member]
Class of Stock [Line Items]
Stock options granted during period, value			100,000		58,434
Exercise price of stock options granted			$ 4.25		$ 5.39
Term of stock options			10 years
Vesting period			3 years
Weighted-average grant date fair value of stock options granted		$ 1.97	$ 1.38
Expected volatility rate		49.00%	46.00%
Expected life		5 years	5 years
Dividend yield		2.09%	2.80%
Risk-free interest rate		1.38%	1.60%
Non Management Directors [Member] | Equity Option [Member] | 2007 Long-Term Incentive Plan [Member]
Class of Stock [Line Items]
Stock options granted during period, value				200,000
Exercise price of stock options granted				$ 4.10
Term of stock options				10 years
Weighted-average grant date fair value of stock options granted				$ 1.37
Expected volatility rate				47.70%
Expected life				5 years
Dividend yield				2.90%
Risk-free interest rate				1.60%
Non Management Directors [Member] | Class A [Member]
Class of Stock [Line Items]
Common stock, granted					51,948	17,073	142,157
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period					51,948
Minimum [Member]
Class of Stock [Line Items]
Dividend range under dividend policy	30.00%
Dividend rate	$ 0.03				$ 0.03
Maximum [Member]
Class of Stock [Line Items]
Dividend range under dividend policy	50.00%